Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2016	May 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid insurance			$ 104,588	$ 125,106
Prepaid fees and rent			130,301	249,046
Deposits and advances			448,786	1,360,672
Prepaid royalties			120,833	130,903
Prepaid Expense and Other Assets, Current	$ 729,054	$ 595,540	$ 804,508	$ 1,865,727